Dividend per ordinary share (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Dividends to Shareholders of the Parent
30 Dividend per ordinary share

Dividends to shareholders of the parent
	Per ordinary share	Total
	(in EUR)	(in EUR million)
Dividends on ordinary shares:
In respect of 2017
- Interim dividend, paid in cash in August 2017	0.24	933
- Final dividend, paid in cash in May 2018	0.43	1,670
Total dividend in respect of 2017	0.67	2,603
In respect of 2018
- Interim dividend, paid in cash in August 2018	0.24	934
- Final dividend, paid in cash in May 2019	0.44	1,714
Total dividend in respect of 2018	0.68	2,648
In respect of 2019
- Interim dividend, paid in cash in August 2019	0.24	935
- Final dividend declared	0.45	1,754
Total dividend in respect of 2019	0.69	2,689